Related Party Transactions (Details) (USD $)	0 Months Ended	12 Months Ended
	Feb. 15, 2013	Dec. 31, 2013	Jun. 30, 2014	Feb. 15, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Details) [Line Items]
Due to Related Parties, Current		$ 582,682	$ 557,703		$ 470,443
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	156,000	156,000
Shares Issued, Price Per Share		$ 0.65		$ 0.65
Due to Related Parties, Current		114,434	100,000		211,800	278,800
Former Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Due to Related Parties, Current					17,455
Shareholder [Member] | Consulting Services [Member]
Related Party Transactions (Details) [Line Items]
Accounts Payable, Related Parties, Current					$ 230,000